Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0000054381
Document Type	8-K/A
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	KAMAN CORPORATION
Entity Incorporation, State or Country Code	CT
Entity File Number	001-35419
Entity Tax Identification Number	06-0613548
Entity Address, Address Line One	1332 Blue Hills Avenue
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	243-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($1 par value per share)
Trading Symbol	KAMN
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 5, 2019 (the “Original Form 8-K”) is being filed solely to report that on December 26, 2019, Kaman Aerospace Group, Inc. (“Kaman Aerospace”), a wholly-owned subsidiary of Kaman Corporation, a Connecticut corporation (the “Company”), entered into the First Amendment (the “Amendment”) to the Securities and Asset Purchase Agreement (the “Purchase Agreement”) with Peter J. Balsells, in his capacity as trustee of The Balsells Family Trust Dated October 1, 1985 - Trust A, as Wholly Amended And Restated June 5, 2019 (the “BF Trust”), 19650 Pauling, LLC, a California limited liability company (the “California Owned Real Property Seller”), Pauling Properties LLC, a California limited liability company (the “Colorado Owned Real Property Seller”), Bal Seal Engineering, Inc., a California corporation (“Bal Seal”), and the Company (solely in its capacity as guarantor of the obligations of Kaman Aerospace), filed as Exhibit 2.1 hereto, and to update the anticipated closing date of the transactions contemplated by the Purchase Agreement.